BASIC AND DILUTED NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
BASIC AND DILUTED NET INCOME PER SHARE
NOTE 10:	BASIC AND DILUTED NET INCOME PER SHARE

	Year ended December 31,
	2012	2013	2014

Numerator:
Net income	$7,862	$6,635	$9,954
Dividends accumulated for the period	(4,530)	(4,879)	(3,815)

Net income available to shareholders of ordinary shares	$3,332	$1,756	$6,139

Denominator:
Shares used in computing net income per ordinary shares, basic	6,592,997	6,900,433	13,335,059

	Year ended December 31,
	2012	2013	2014

Numerator:
Net income	$7,862	$6,635	$9,954
Dividends accumulated for the period	—	(4,879)	—

Net income available to shareholders of ordinary shares	$7,862	$1,756	$9,954

Denominator:
Shares used in computing net income per ordinary shares, diluted	25,245,790	10,765,914	29,704,730